Leases - Maturities of Lease Liabilities (Details) $ in Thousands	Mar. 31, 2021 USD ($)
Finance Leases
2021 (remaining nine months)	$ 145
2022	14
Total lease payments	159
Less amount representing interest	(4)
Present value of lease liabilities	155
Operating Leases
2021 (remaining nine months)	3,153
2022	3,463
2023	3,358
2024	3,459
2025	3,563
Thereafter	7,450
Total lease payments	24,446
Less amount representing interest	(4,506)
Present value of lease liabilities	$ 19,940